INVESTMENTS IN SERVICER ADVANCES - JV Investment in Servicer Advances (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2013 Servicer Advances	Dec. 31, 2012 Servicer Advances	Dec. 31, 2013 Servicer Advance Joint Venture		Dec. 17, 2013 Servicer Advance Joint Venture	Dec. 31, 2013 Servicer Advance Joint Venture Servicer Advances
Unpaid principal balance of underlying loans								$ 43,444,216	[1]
Servicer Advances	2,665,551	[2]	2,665,551	0	2,665,551	[3]	3,200,000	2,661,130	[1]
Servicer Advances to UPB of underlying loans								6.10%	[1]
Notes payable								$ 2,390,778	[1]
Gross Loan-to-Value								89.80%	[1]
Net Loan-to-Value								88.60%	[1],[4]
Gross cost of funds								4.00%	[1],[5]
Net cost of funds								2.30%	[1],[5]

[1]	The following types of advances comprise the investment in servicer advances (See Schedule of Components of Servicer Advances).
[2]	Represents our historical consolidated balance sheet at December 31, 2013.
[3]	Carrying value represents the fair value of the investment in servicer advances, including the basic fee component of the related MSRs.
[4]	Ratio of face amount of borrowings to value of servicer advance collateral, net of an interest reserve maintained by the Buyer.
[5]	Annualized measure of the cost associated with borrowings. Gross Cost of Funds primarily includes interest expense and facility fees. Net Cost of Funds excludes facility fees.